UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason Partners Variable Multiple Discipline Portfolio-
All Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio-
Large Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio-
Global All Cap Growth and Value
FORM N-Q
MARCH 31, 2007

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value

Schedules of Investments (unaudited)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 98.3%
CONSUMER DISCRETIONARY — 17.1%
Internet & Catalog Retail — 2.2%
64,000	Amazon.com Inc. *	$2,546,560
76,945	Expedia Inc. *	1,783,585
40,945	IAC/InterActiveCorp. *	1,544,036

	Total Internet & Catalog Retail	5,874,181

Media — 11.3%
91,340	Cablevision Systems Corp., New York Group, Class A Shares	2,779,476
109,190	Comcast Corp., Special Class A Shares *	2,781,069
32,377	Discovery Holding Co., Class A Shares *	619,372
169,000	Interpublic Group of Cos. Inc. *	2,080,390
18,193	Liberty Global Inc., Series A Shares *	599,096
6,390	Liberty Global Inc., Series C Shares *	195,790
11,188	Liberty Media Holding Corp., Capital Group, Series A Shares *	1,237,281
115,944	Liberty Media Holding Corp., Interactive Group, Series A Shares *	2,761,786
135,590	News Corp., Class B Shares	3,317,887
171,370	Pearson PLC, ADR	2,933,855
254,535	Time Warner Inc.	5,019,430
148,230	Walt Disney Co.	5,103,559

	Total Media	29,428,991

Specialty Retail — 3.6%
38,500	Bed Bath & Beyond Inc. *	1,546,545
76,160	Charming Shoppes Inc. *	986,272
75,000	Gap Inc.	1,290,750
131,234	Home Depot Inc.	4,821,537
19,000	Williams-Sonoma Inc.	673,740

	Total Specialty Retail	9,318,844

	TOTAL CONSUMER DISCRETIONARY	44,622,016

CONSUMER STAPLES — 6.7%
Beverages — 2.2%
67,963	Coca-Cola Co.	3,262,224
38,013	PepsiCo Inc.	2,416,106

	Total Beverages	5,678,330

Food & Staples Retailing — 1.0%
57,000	Wal-Mart Stores Inc.	2,676,150

Food Products — 2.0%
92,260	Unilever PLC, ADR	2,774,258
47,675	Wm. Wrigley Jr. Co.	2,428,088

	Total Food Products	5,202,346

Household Products — 1.5%
20,000	Kimberly-Clark Corp.	1,369,800
40,341	Procter & Gamble Co.	2,547,938

	Total Household Products	3,917,738

	TOTAL CONSUMER STAPLES	17,474,564

ENERGY — 8.5%
Energy Equipment & Services — 3.2%
19,000	Baker Hughes Inc.	1,256,470
30,000	BJ Services Co.	837,000
31,640	GlobalSantaFe Corp.	1,951,555
25,546	Grant Prideco Inc. *	1,273,213
65,350	Weatherford International Ltd. *	2,947,285

	Total Energy Equipment & Services	8,265,523

Oil, Gas & Consumable Fuels — 5.3%
106,520	Anadarko Petroleum Corp.	4,578,229
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 5.3% (continued)
8,800	Chevron Corp.	$650,848
67,380	Exxon Mobil Corp.	5,083,821
28,620	Murphy Oil Corp.	1,528,308
72,300	Williams Cos. Inc.	2,057,658

	Total Oil, Gas & Consumable Fuels	13,898,864

	TOTAL ENERGY	22,164,387

FINANCIALS — 13.4%
Capital Markets — 4.4%
8,000	Franklin Resources Inc.	966,640
40,004	Lehman Brothers Holdings Inc.	2,803,080
67,804	Merrill Lynch & Co. Inc.	5,537,553
34,530	State Street Corp.	2,235,817

	Total Capital Markets	11,543,090

Consumer Finance — 1.0%
46,145	American Express Co.	2,602,578

Diversified Financial Services — 2.3%
51,829	Bank of America Corp.	2,644,316
66,832	JPMorgan Chase & Co.	3,233,332

	Total Diversified Financial Services	5,877,648

Insurance — 3.4%
55,985	American International Group Inc.	3,763,312
681	Berkshire Hathaway Inc., Class B Shares *	2,478,840
50,770	Chubb Corp.	2,623,286

	Total Insurance	8,865,438

Thrifts & Mortgage Finance — 2.3%
47,145	MGIC Investment Corp.	2,777,783
70,000	PMI Group Inc.	3,165,400

	Total Thrifts & Mortgage Finance	5,943,183

	TOTAL FINANCIALS	34,831,937

HEALTH CARE — 17.7%
Biotechnology — 6.8%
2,746	Alkermes Inc. *	42,398
63,945	Amgen Inc. *	3,573,247
106,655	Biogen Idec Inc. *	4,733,349
28,752	Genentech Inc. *	2,361,114
44,050	Genzyme Corp. *	2,643,881
65,000	ImClone Systems Inc. *	2,650,050
145,120	Millennium Pharmaceuticals Inc. *	1,648,563

	Total Biotechnology	17,652,602

Health Care Providers & Services — 1.5%
74,260	UnitedHealth Group Inc.	3,933,552

Pharmaceuticals — 9.4%
52,290	Abbott Laboratories	2,917,782
26,000	Eli Lilly & Co.	1,396,460
55,080	Forest Laboratories Inc. *	2,833,315
38,130	GlaxoSmithKline PLC, ADR	2,107,064
90,624	Johnson & Johnson	5,461,002
25,000	Novartis AG, ADR	1,365,750
225,516	Pfizer Inc.	5,696,534
56,610	Wyeth	2,832,199

	Total Pharmaceuticals	24,610,106

	TOTAL HEALTH CARE	46,196,260

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

INDUSTRIALS — 9.9%
Aerospace & Defense — 3.5%
15,000	Boeing Co.	$1,333,650
59,960	Honeywell International Inc.	2,761,758
29,186	L-3 Communications Holdings Inc.	2,552,899
47,590	Raytheon Co.	2,496,571

	Total Aerospace & Defense	9,144,878

Building Products — 0.1%
10,700	Simpson Manufacturing Co. Inc.	329,988

Electrical Equipment — 1.1%
67,570	Emerson Electric Co.	2,911,591

Industrial Conglomerates — 3.6%
151,200	General Electric Co.	5,346,432
123,621	Tyco International Ltd.	3,900,243

	Total Industrial Conglomerates	9,246,675

Machinery — 1.6%
35,882	Caterpillar Inc.	2,405,171
46,200	Pall Corp.	1,755,600

	Total Machinery	4,160,771

	TOTAL INDUSTRIALS	25,793,903

INFORMATION TECHNOLOGY — 19.5%
Communications Equipment — 3.0%
215,975	Cisco Systems Inc. *	5,513,842
137,220	Motorola Inc.	2,424,677

	Total Communications Equipment	7,938,519

Computers & Peripherals — 2.8%
90,780	Dell Inc. *	2,107,004
19,435	International Business Machines Corp.	1,831,943
33,300	SanDisk Corp. *	1,458,540
80,061	Seagate Technology	1,865,421

	Total Computers & Peripherals	7,262,908

Electronic Equipment & Instruments — 0.7%
50,790	Agilent Technologies Inc. *	1,711,115

Internet Software & Services — 2.2%
44,000	eBay Inc. *	1,458,600
30,000	VeriSign Inc. *	753,600
109,500	Yahoo! Inc. *	3,426,255

	Total Internet Software & Services	5,638,455

Semiconductors & Semiconductor Equipment — 6.7%
90,000	Applied Materials Inc.	1,648,800
30,000	Broadcom Corp., Class A Shares *	962,100
829	Cabot Microelectronics Corp. *	27,780
46,136	Cree Inc. *	759,399
150,990	Intel Corp.	2,888,439
163,662	Micron Technology Inc. *	1,977,037
42,900	Novellus Systems Inc. *	1,373,658
193,113	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,075,965
167,210	Texas Instruments Inc.	5,033,021
31,218	Verigy Ltd. *	732,686

	Total Semiconductors & Semiconductor Equipment	17,478,885

Software — 4.1%
42,900	Advent Software Inc. *	1,495,923
40,820	Autodesk Inc. *	1,534,832
41,000	Electronic Arts Inc. *	2,064,760
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Software — 4.1% (continued)
197,230	Microsoft Corp.	$5,496,800

	Total Software	10,592,315

	TOTAL INFORMATION TECHNOLOGY	50,622,197

MATERIALS — 3.8%
Chemicals — 1.4%
29,600	Dow Chemical Co.	1,357,456
49,000	E.I. du Pont de Nemours & Co.	2,422,070

	Total Chemicals	3,779,526

Metals & Mining — 1.2%
88,945	Alcoa Inc.	3,015,236

Paper & Forest Products — 1.2%
41,975	Weyerhaeuser Co.	3,137,211

	TOTAL MATERIALS	9,931,973

TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.8%
54,440	Verizon Communications Inc.	2,064,365

Wireless Telecommunication Services — 0.9%
84,377	Vodafone Group PLC, ADR	2,266,366

	TOTAL TELECOMMUNICATION SERVICES	4,330,731

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $210,569,944)	255,967,968

Face
Amount

SHORT-TERM INVESTMENT — 2.0%
Repurchase Agreement — 2.0%
$5,070,000
State Street Bank & Trust Co. dated 3/30/07, 4.670% due 4/2/07; Proceeds at maturity — $5,071,973; (Fully collateralized by U.S. Treasury Bonds, 5.25% to 8.00% due 11/15/21 to 2/15/29; Market value — $5,175,698)

	(Cost — $5,070,000)	5,070,000

	TOTAL INVESTMENTS — 100.3% (Cost — $215,639,944#)	261,037,968
	Liabilities in Excess of Other Assets — (0.3)%	(690,851)

	TOTAL NET ASSETS — 100.0%	$260,347,117

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 94.1%
CONSUMER DISCRETIONARY — 17.8%
Hotels, Restaurants & Leisure — 1.1%
8,720	McDonald’s Corp.	$392,836

Household Durables — 0.9%
9,990	Newell Rubbermaid Inc.	310,589

Internet & Catalog Retail — 3.9%
14,500	Amazon.com Inc. *	576,955
18,500	Expedia Inc. *	428,830
9,450	IAC/InterActiveCorp. *	356,359

	Total Internet & Catalog Retail	1,362,144

Media — 7.8%
5,000	EchoStar Communications Corp., Class A Shares *	217,150
2,239	Liberty Media Holding Corp., Capital Group, Series A Shares *	247,611
11,197	Liberty Media Holding Corp., Interactive Group, Series A Shares *	266,713
18,600	News Corp., Class B Shares	455,142
50,550	Time Warner Inc.	996,846
15,840	Walt Disney Co.	545,371

	Total Media	2,728,833

Multiline Retail — 0.5%
3,215	Target Corp.	190,521

Specialty Retail — 3.6%
9,000	Bed Bath & Beyond Inc. *	361,530
24,775	Home Depot Inc.	910,234

	Total Specialty Retail	1,271,764

	TOTAL CONSUMER DISCRETIONARY	6,256,687

CONSUMER STAPLES — 10.0%
Beverages — 3.5%
15,320	Coca-Cola Co.	735,360
7,960	PepsiCo Inc.	505,937

	Total Beverages	1,241,297

Food & Staples Retailing — 0.9%
7,000	Wal-Mart Stores Inc.	328,650

Food Products — 1.5%
10,362	Wm. Wrigley Jr. Co.	527,737

Household Products — 2.3%
3,965	Kimberly-Clark Corp.	271,563
8,396	Procter & Gamble Co.	530,291

	Total Household Products	801,854

Tobacco — 1.8%
7,100	Altria Group Inc.	623,451

	TOTAL CONSUMER STAPLES	3,522,989

ENERGY — 6.1%
Energy Equipment & Services — 1.3%
8,620	Halliburton Co.	273,599
2,500	Noble Corp.	196,700

	Total Energy Equipment & Services	470,299

Oil, Gas & Consumable Fuels — 4.8%
4,380	ConocoPhillips	299,373
7,285	Exxon Mobil Corp.	549,653
2,140	Royal Dutch Shell PLC, ADR, Class A Shares	141,882
2,650	Suncor Energy Inc.	202,328
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 4.8% (continued)
6,890	Total SA, ADR	$480,784

	Total Oil, Gas & Consumable Fuels	1,674,020

	TOTAL ENERGY	2,144,319

FINANCIALS — 17.1%
Capital Markets — 4.5%
4,500	Bank of New York Co. Inc.	182,475
1,790	Goldman Sachs Group Inc.	369,868
12,635	Merrill Lynch & Co. Inc.	1,031,900

	Total Capital Markets	1,584,243

Commercial Banks — 2.0%
6,506	Wachovia Corp.	358,155
10,000	Wells Fargo & Co.	344,300

	Total Commercial Banks	702,455

Consumer Finance — 2.3%
6,655	American Express Co.	375,342
5,730	Capital One Financial Corp.	432,386

	Total Consumer Finance	807,728

Diversified Financial Services — 2.0%
6,602	Bank of America Corp.	336,834
7,715	JPMorgan Chase & Co.	373,252

	Total Diversified Financial Services	710,086

Insurance — 6.3%
4,500	AFLAC Inc.	211,770
13,160	American International Group Inc.	884,615
118	Berkshire Hathaway Inc., Class B Shares *	429,520
5,000	Chubb Corp.	258,350
8,500	Marsh & McLennan Cos. Inc.	248,965
3,560	Travelers Cos. Inc.	184,301

	Total Insurance	2,217,521

	TOTAL FINANCIALS	6,022,033

HEALTH CARE — 12.9%
Biotechnology — 4.8%
12,440	Amgen Inc. *	695,147
11,120	Biogen Idec Inc. *	493,506
6,100	Genentech Inc. *	500,932

	Total Biotechnology	1,689,585

Health Care Providers & Services — 2.2%
7,150	UnitedHealth Group Inc.	378,736
4,650	WellPoint Inc. *	377,115

	Total Health Care Providers & Services	755,851

Pharmaceuticals — 5.9%
4,500	Abbott Laboratories	251,100
14,300	Johnson & Johnson	861,718
4,650	Novartis AG, ADR	254,029
27,680	Pfizer Inc.	699,197

	Total Pharmaceuticals	2,066,044

	TOTAL HEALTH CARE	4,511,480

INDUSTRIALS — 7.8%
Aerospace & Defense — 1.9%
3,090	Boeing Co.	274,732
2,000	L-3 Communications Holdings Inc.	174,940
4,050	Raytheon Co.	212,463

	Total Aerospace & Defense	662,135

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

INDUSTRIALS — 7.8% (continued)
Building Products — 0.5%
6,500	Masco Corp.	$178,100

Commercial Services & Supplies — 0.9%
4,950	Avery Dennison Corp.	318,087

Industrial Conglomerates — 3.9%
28,210	General Electric Co.	997,506
4,200	Textron Inc.	377,160

	Total Industrial Conglomerates	1,374,666

Machinery — 0.6%
2,400	Parker Hannifin Corp.	207,144

	TOTAL INDUSTRIALS	2,740,132

INFORMATION TECHNOLOGY — 15.4%
Communications Equipment — 2.6%
24,705	Cisco Systems Inc. *	630,719
8,525	Comverse Technology Inc. *	182,009
4,055	Nokia Oyj, ADR	92,940

	Total Communications Equipment	905,668

Computers & Peripherals — 2.4%
20,280	Dell Inc. *	470,699
4,070	International Business Machines Corp.	383,638

	Total Computers & Peripherals	854,337

Internet Software & Services — 2.4%
5,000	eBay Inc. *	165,750
22,200	Yahoo! Inc. *	694,638

	Total Internet Software & Services	860,388

Semiconductors & Semiconductor Equipment — 4.1%
32,895	Intel Corp.	629,281
26,670	Texas Instruments Inc.	802,767

	Total Semiconductors & Semiconductor Equipment	1,432,048

Software — 3.9%
9,950	Electronic Arts Inc. *	501,082
30,910	Microsoft Corp.	861,462

	Total Software	1,362,544

	TOTAL INFORMATION TECHNOLOGY	5,414,985

MATERIALS — 1.8%
Chemicals — 1.8%
4,150	Air Products & Chemicals Inc.	306,934
6,500	E.I. du Pont de Nemours & Co.	321,295

	TOTAL MATERIALS	628,229

TELECOMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 1.7%
9,061	AT&T Inc.	357,275
4,090	Embarq Corp.	230,472

	Total Diversified Telecommunication Services	587,747

Wireless Telecommunication Services — 2.5%
6,000	ALLTEL Corp.	372,000
27,315	Sprint Nextel Corp.	517,892

	Total Wireless Telecommunication Services	889,892

	TOTAL TELECOMMUNICATION SERVICES	1,477,639

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 94.1%
UTILITIES — 1.0%
Multi-Utilities — 1.0%
5,800	Sempra Energy	$353,858

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $28,175,699)	33,072,351

Face
Amount

SHORT-TERM INVESTMENT — 6.1%
Repurchase Agreement — 6.1%
$2,130,000	State Street Bank & Trust Co. dated 3/30/07, 4.670% due 4/2/07; Proceeds at maturity — $2,130,829; (Fully collateralized by U.S. Treasury Bonds, 8.875% due 2/15/19; Market value — $2,178,788)
	(Cost — $2,130,000)	2,130,000

	TOTAL INVESTMENTS — 100.2% (Cost — $30,305,699#)	35,202,351
	Liabilities in Excess of Other Assets — (0.2)%	(67,929)

	TOTAL NET ASSETS — 100.0%	$35,134,422

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 92.4%
CONSUMER DISCRETIONARY — 16.4%
Automobiles — 0.4%
11,050	Honda Motor Co., Ltd., ADR	$385,313

Hotels, Restaurants & Leisure — 0.6%
12,116	McDonald’s Corp.	545,826

Household Durables — 0.9%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	404,622
15,670	Newell Rubbermaid Inc.	487,180

	Total Household Durables	891,802

Internet & Catalog Retail — 2.0%
20,500	Amazon.com Inc. *	815,695
20,125	Expedia Inc. *	466,498
14,665	IAC/InterActiveCorp. *	553,017

	Total Internet & Catalog Retail	1,835,210

Media — 9.7%
30,370	Cablevision Systems Corp., New York Group, Class A Shares	924,159
33,037	Comcast Corp., Special Class A Shares *	841,452
8,599	Discovery Holding Co., Class A Shares *	164,499
7,950	EchoStar Communications Corp., Class A Shares *	345,269
14,240	Grupo Televisa SA, ADR	424,352
5,516	Liberty Global Inc., Series A Shares *	181,642
989	Liberty Global Inc., Series C Shares *	30,303
7,323	Liberty Media Holding Corp., Capital Group, Series A Shares *	809,851
55,620	Liberty Media Holding Corp., Interactive Group, Series A Shares *	1,324,868
54,180	News Corp., Class B Shares	1,325,785
78,735	Time Warner Inc.	1,552,654
24,515	Walt Disney Co.	844,051
5,290	WPP Group PLC, ADR	401,987

	Total Media	9,170,872

Multiline Retail — 0.3%
4,730	Target Corp.	280,300

Specialty Retail — 2.5%
13,810	Bed Bath & Beyond Inc. *	554,748
27,460	Charming Shoppes Inc. *	355,607
38,165	Home Depot Inc.	1,402,182

	Total Specialty Retail	2,312,537

	TOTAL CONSUMER DISCRETIONARY	15,421,860

CONSUMER STAPLES — 8.3%
Beverages — 2.5%
24,030	Coca-Cola Co.	1,153,440
5,050	Diageo PLC, ADR	408,798
12,145	PepsiCo Inc.	771,936

	Total Beverages	2,334,174

Food & Staples Retailing — 1.5%
16,750	Tesco PLC, ADR	440,525
9,300	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	394,552
12,000	Wal-Mart Stores Inc.	563,400

	Total Food & Staples Retailing	1,398,477

Food Products — 2.0%
11,470	Groupe Danone, ADR	409,708
6,200	Nestle SA, ADR	602,640
16,487	Wm. Wrigley Jr. Co.	839,683

	Total Food Products	1,852,031

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

CONSUMER STAPLES — 8.3% (continued)
Household Products — 1.3%
6,725	Kimberly-Clark Corp.	$460,595
12,723	Procter & Gamble Co.	803,585

	Total Household Products	1,264,180

Tobacco — 1.0%
11,300	Altria Group Inc.	992,253

	TOTAL CONSUMER STAPLES	7,841,115

ENERGY — 6.7%
Energy Equipment & Services — 2.2%
9,515	Grant Prideco Inc. *	474,228
11,600	Halliburton Co.	368,184
3,500	Noble Corp.	275,380
21,370	Weatherford International Ltd. *	963,787

	Total Energy Equipment & Services	2,081,579

Oil, Gas & Consumable Fuels — 4.5%
25,700	Anadarko Petroleum Corp.	1,104,586
8,270	BP PLC, ADR	535,483
5,885	ConocoPhillips	402,240
7,750	Exxon Mobil Corp.	584,737
4,450	Royal Dutch Shell PLC, ADR, Class A Shares	295,035
3,400	Suncor Energy Inc.	259,590
14,990	Total SA, ADR	1,046,002

	Total Oil, Gas & Consumable Fuels	4,227,673

	TOTAL ENERGY	6,309,252

FINANCIALS — 15.1%
Capital Markets — 4.8%
7,500	Bank of New York Co. Inc.	304,125
2,580	Goldman Sachs Group Inc.	533,106
15,570	Lehman Brothers Holdings Inc.	1,090,990
21,440	Merrill Lynch & Co. Inc.	1,751,005
18,510	Nomura Holdings Inc., ADR	383,712
8,080	UBS AG	480,194

	Total Capital Markets	4,543,132

Commercial Banks — 3.3%
4,780	Bank of Ireland, ADR	413,470
600	Comerica Inc.	35,472
4,070	HSBC Holdings PLC, ADR	357,387
47,210	Mitsubishi UFJ Financial Group Inc., ADR	531,585
20,500	National Bank of Greece SA, ADR	219,760
14,380	United Overseas Bank Ltd., ADR	395,090
9,946	Wachovia Corp.	547,527
16,000	Wells Fargo & Co.	550,880

	Total Commercial Banks	3,051,171

Consumer Finance — 1.9%
9,740	American Express Co.	549,336
8,900	Capital One Financial Corp.	671,594
4,610	ORIX Corp., ADR	603,219

	Total Consumer Finance	1,824,149

Diversified Financial Services — 1.6%
10,662	Bank of America Corp.	543,975
8,510	ING Groep NV, ADR	360,228
12,185	JPMorgan Chase & Co.	589,511

	Total Diversified Financial Services	1,493,714

Insurance — 3.5%
7,000	AFLAC Inc.	329,420
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Insurance — 3.5% (continued)
19,450	American International Group Inc.	$1,307,429
10,095	AXA, ADR	430,047
92	Berkshire Hathaway Inc., Class B Shares *	334,880
7,900	Chubb Corp.	408,193
14,000	Marsh & McLennan Cos. Inc.	410,060
1,750	Travelers Cos. Inc.	90,597

	Total Insurance	3,310,626

	TOTAL FINANCIALS	14,222,792

HEALTH CARE — 14.3%
Biotechnology — 5.9%
730	Alkermes Inc. *	11,271
17,970	Amgen Inc. *	1,004,164
35,505	Biogen Idec Inc. *	1,575,712
9,550	Genentech Inc. *	784,246
15,515	Genzyme Corp. *	931,210
17,000	ImClone Systems Inc. *	693,090
49,130	Millennium Pharmaceuticals Inc. *	558,117

	Total Biotechnology	5,557,810

Health Care Equipment & Supplies — 0.4%
5,800	Smith & Nephew PLC, ADR	368,184

Health Care Providers & Services — 2.4%
33,440	UnitedHealth Group Inc.	1,771,317
6,300	WellPoint Inc. *	510,930

	Total Health Care Providers & Services	2,282,247

Pharmaceuticals — 5.6%
6,500	Abbott Laboratories	362,700
18,790	Forest Laboratories Inc. *	966,557
10,030	GlaxoSmithKline PLC, ADR	554,258
22,080	Johnson & Johnson	1,330,541
13,200	Novartis AG, ADR	721,116
4,110	Novo-Nordisk A/S, ADR	372,078
38,600	Pfizer Inc.	975,036

	Total Pharmaceuticals	5,282,286

	TOTAL HEALTH CARE	13,490,527

INDUSTRIALS — 8.1%
Aerospace & Defense — 1.9%
5,270	Boeing Co.	468,555
11,770	L-3 Communications Holdings Inc.	1,029,522
6,250	Raytheon Co.	327,875

	Total Aerospace & Defense	1,825,952

Building Products — 0.3%
10,000	Masco Corp.	274,000

Commercial Services & Supplies — 0.4%
6,400	Avery Dennison Corp.	411,264

Industrial Conglomerates — 4.6%
45,775	General Electric Co.	1,618,604
7,620	Hutchison Whampoa Ltd., ADR	364,998
6,350	Textron Inc.	570,230
19,200	Tomkins PLC, ADR	403,776
42,285	Tyco International Ltd.	1,334,092

	Total Industrial Conglomerates	4,291,700

Machinery — 0.9%
14,540	Pall Corp.	552,520
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Machinery — 0.9% (continued)
3,400	Parker Hannifin Corp.	$293,454

	Total Machinery	845,974

	TOTAL INDUSTRIALS	7,648,890

INFORMATION TECHNOLOGY — 15.0%
Communications Equipment — 2.2%
40,070	Cisco Systems Inc. *	1,022,987
13,800	Comverse Technology Inc. *	294,630
32,915	Nokia Oyj, ADR	754,412

	Total Communications Equipment	2,072,029

Computers & Peripherals — 2.2%
28,580	Dell Inc. *	663,342
3,650	International Business Machines Corp.	344,049
9,700	SanDisk Corp. *	424,860
28,476	Seagate Technology	663,491

	Total Computers & Peripherals	2,095,742

Electronic Equipment & Instruments — 0.8%
8,015	Mettler-Toledo International Inc. *	717,903

Internet Software & Services — 1.5%
8,000	eBay Inc. *	265,200
36,500	Yahoo! Inc. *	1,142,085

	Total Internet Software & Services	1,407,285

Office Electronics — 0.6%
10,915	Canon Inc., ADR	585,917

Semiconductors & Semiconductor Equipment — 3.7%
11,000	Broadcom Corp., Class A Shares *	352,770
150	Cabot Microelectronics Corp. *	5,027
15,830	Cree Inc. *	260,562
51,870	Intel Corp.	992,273
56,340	Micron Technology Inc. *	680,587
39,970	Texas Instruments Inc.	1,203,097

	Total Semiconductors & Semiconductor Equipment	3,494,316

Software — 4.0%
12,660	Advent Software Inc. *	441,454
15,880	Autodesk Inc. *	597,088
9,400	Electronic Arts Inc. *	473,384
47,870	Microsoft Corp.	1,334,137
11,570	SAP AG, ADR	516,601
14,500	Trend Micro Inc., ADR *	396,865

	Total Software	3,759,529

	TOTAL INFORMATION TECHNOLOGY	14,132,721

MATERIALS — 2.4%
Chemicals — 1.4%
6,200	Air Products & Chemicals Inc.	458,552
3,450	BASF AG, ADR	387,849
9,000	E.I. du Pont de Nemours & Co.	444,870

	Total Chemicals	1,291,271

Construction Materials — 0.6%
13,340	CRH PLC, ADR	580,156

Metals & Mining — 0.4%
1,770	Rio Tinto PLC, ADR	403,224

	TOTAL MATERIALS	2,274,651

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Schedules of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 92.4%
TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 1.8%
14,608	AT&T Inc.	$575,993
5,599	Embarq Corp.	315,504
15,245	Nippon Telegraph & Telephone Corp., ADR	402,621
6,502	Telefonica SA, ADR	431,733

	Total Diversified Telecommunication Services	1,725,851

Wireless Telecommunication Services — 2.5%
10,550	ALLTEL Corp.	654,100
16,210	SK Telecom Co., Ltd., ADR	379,638
36,984	Sprint Nextel Corp.	701,217
21,590	Vodafone Group PLC, ADR	579,907

	Total Wireless Telecommunication Services	2,314,862

	TOTAL TELECOMMUNICATION SERVICES	4,040,713

UTILITIES — 1.8%
Electric Utilities — 0.8%
12,990	Endesa SA, ADR	695,354

Gas Utilities — 0.4%
172,350	Hong Kong & China Gas, ADR	383,479

Multi-Utilities — 0.6%
9,800	Sempra Energy	597,898

	TOTAL UTILITIES	1,676,731

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $70,673,179)	87,059,252

Face
Amount

SHORT-TERM INVESTMENT — 7.6%
Repurchase Agreement — 7.6%
$7,155,000	State Street Bank & Trust Co. dated 3/30/07, 4.670% due 4/2/07; Proceeds at maturity — $7,157,784; (Fully collateralized by U.S. Treasury Bonds, 8.875% due 2/15/19; Market value — $7,308,594)
	(Cost — $7,155,000)	7,155,000

	TOTAL INVESTMENTS — 100.0% (Cost — $77,828,179#)	94,214,252
	Liabilities in Excess of Other Assets — 0.0%	(30,104)

	TOTAL NET ASSETS — 100.0%	$94,184,148

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value (“All Cap Growth and Value”), Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value (“Large Cap Growth and Value”), and Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value (“Global All Cap Growth and Value”) (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios IV (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Effective as of close of business, April 27, 2007, the Funds are separate non-diversified series of Legg Mason Partners Variable Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management Investment Company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

All Cap Growth and Value	$48,844,506	$(3,446,482)	$45,398,024
Large Cap Growth and Value	5,393,724	(497,072)	4,896,652
Global All Cap Growth and Value	17,459,987	(1,073,914)	16,386,073

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2007